Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Reconciliation of Segment Figures to Group Figure

The table below reconciles segment figures to Group figures for the periods indicated:

	Business Unit BioNTech				External Services Business Unit
(in thousands)	Clinical	Technology Platform	Manufacturing	Business Service	Product Sales & External Services	Total	Adjustments	Group
Year ended December 31, 2019
Revenues
Collaboration Revenues	€33,493	€2,147	€48,788	-	-	€84,428		€84,428
Revenues from other sales transactions	-	692	2	-	23,467	24,161		24,161
Cost of sales	-	-	-	-	(16,923)	(16,923)	(438)	(17,361)
Gross profit	€33,493	€2,839	€48,790	-	€6,544	€91,666	€(438)	€91,228
Income / Expenses
Research and development expenses	(91,516)	(79,119)	(50,478)	(5,192)	(600)	(226,905)	439	(226,466)
Sales and marketing expenses	-	-	-	(1,302)	(1,415)	(2,717)	(1)	(2,718)
General and administrative expenses	-	-	(3,821)	(38,756)	(2,970)	(45,547)	-	(45,547)
Other result	1,125	307	59	23	468	1,982	3	1,985
Segment operating income / (loss)	€(56,898)	€(75,973)	€(5,450)	€(45,227)	€2,027	€(181,521)	€3	€(181,518)

	Business Unit BioNTech				External Services Business Unit
(in thousands)	Clinical	Technology Platform	Manufacturing	Business Service	Product Sales & External Services	Total	Adjustments	Group
Year ended December 31, 2018
Revenues
Collaboration Revenues	€36,750	€39,452	€25,635	-	-	€101,837		€101,837
Revenues from other sales transactions	-	6,783	-	42	18,914	25,738		25,738
Cost of sales	-	-	-	(40)	(13,358)	(13,398)	(292)	(13,690)
Gross profit	€36,750	€46,235	€25,635	€2	€5,556	€114,177	€(292)	€113,885
Income / Expenses
Research and development expenses	(48,641)	(60,320)	(31,508)	(1,979)	(884)	(143,332)	292	(143,040)
Sales and marketing expenses	-	-	-	(2,106)	(935)	(3,041)	-	(3,041)
General and administrative expenses	-	-	(2,558)	(21,233)	(2,542)	(26,334)	-	(26,334)
Other result	3,772	178	30	85	559	4,624	52	4,676
Segment operating income / (loss)	€(8,119)	€(13,908)	€(8,401)	€(25,231)	€1,753	€(53,906)	€52	€(53,854)
	Business Unit BioNTech				External Services Business Unit
(in thousands)	Clinical	Technology Platform	Manufacturing	Business Service	Product Sales & External Services	Total	Adjustments	Group
Year ended December 31, 2017
Revenues
Collaboration Revenues	€25,721	€14,504	€2,108	-	-	€42,333	-	€42,333
Revenues from other sales transactions	-	324	-	-	18,941	19,265	-	19,265
Cost of sales	-	-	-	-	(9,318)	(9,318)	-	(9,318)
Gross profit	€25,721	€14,828	€2,108	-	€9,623	€52,280	-	€52,280
Income / Expenses
Research and development expenses	(25,099)	(37,019)	(14,764)	(6,701)	(1,912)	(85,496)	-	(85,496)
Sales and marketing expenses	-	-	-	(4,904)	(1,698)	(6,603)	-	(6,603)
General and administrative expenses	-	-	(785)	(20,309)	(2,427)	(23,520)	-	(23,520)
Other result	-	777	-	820	463	2,061	-	2,061
Segment operating income / (loss)	€623	€(21,414)	€(13,441)	€(31,094)	€4,049	€(61,277)	-	€(61,277)